11008071

NYSE Euronext

Clinton W. Clark
Senior Analyst
Listing Compliance

11 Wall Street
New York, NY 10005
T +1 212 656-4632
F +1 212 656-5780
cclark2@nyx.com

July 21, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

CERT NYS

Re:	Issuer:	UBS AG
	Issuer CIK:	0001114446
	SEC File Number:	001-15060
	Form 8-A Date:	7/21/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

UBS AG ETRACS Internet IPO ETN due July 19, 2041

UBS AG Monthly 2xLeveraged ETRACS Internet IPO ETN due July 19, 2041

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,